REVENUES - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Revenues	$ 924,349	$ 679,008	$ 9,557
Chinese mainland
REVENUES
Revenues	314,368	419,448	8,816
UK
REVENUES
Revenues	208,255	83,827	437
Japan
REVENUES
Revenues	33,699	26,390
AUSTRALIA
REVENUES
Revenues	5,701	20,335
Belgium
REVENUES
Revenues	49,524	20,701
France
REVENUES
Revenues	29,060	16,341
Italy
REVENUES
Revenues	38,178	14,650
Germany
REVENUES
Revenues	39,035	15,904
Netherlands
REVENUES
Revenues	24,705	13,729
Korea
REVENUES
Revenues	23,366	343
MALAYSIA
REVENUES
Revenues	29,811	7,693
THAILAND
REVENUES
Revenues	32,432	2,780
Others
REVENUES
Revenues	96,215	36,867	304
Goods
REVENUES
Revenues	891,061	660,158	1,186
Goods | Third parties
REVENUES
Revenues	872,899	656,726	1,163
Goods | Related parties
REVENUES
Revenues	18,162	3,432	23
BEV lifestyle models | Third parties
REVENUES
Revenues	627,683	464,172
BEV lifestyle models | Related parties
REVENUES
Revenues	6,650	1,093
Sports cars | Third parties
REVENUES
Revenues	211,771	183,160	828
Sports cars | Related parties
REVENUES
Revenues	3,318	951
Others | Third parties
REVENUES
Revenues	33,445	9,394	335
Others | Related parties
REVENUES
Revenues	8,194	1,388	23
Service
REVENUES
Revenues	33,288	18,850	8,371
Service | Third parties
REVENUES
Revenues	8,930	6,277	27
Service | Related parties
REVENUES
Revenues	24,358	12,573	8,344
R&D service | Third parties
REVENUES
Revenues	1,224	3,448
R&D service | Related parties
REVENUES
Revenues	22,799	10,619	7,800
Others | Third parties
REVENUES
Revenues	7,706	2,829	27
Others | Related parties
REVENUES
Revenues	$ 1,559	$ 1,954	$ 544